Equity - AOCI components (Details) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
OTHER COMPREHENSIVE INCOME	€ (23,885)	€ (21,829)	€ (21,776)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS:	(2,751)	(3,267)	(4,034)
Actuarial gains or losses on defined benefit pension plans	(3,366)	(4,033)	(4,033)
Share in other recognized income and expenses of investments in joint ventures and associates		(1)	(1)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	646	773
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(31)	(6)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(21,134)	(18,562)	(17,742)
Hedge of net investments in foreign operations (Effective portion)	(4,018)	(4,311)	(4,311)
Exchange differences	(17,934)	(15,430)	(15,430)
Hedging derivatives. Cash flow hedges (Effective portion)	92	152	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,037	1,253
Financial assets available-for-sale			2,068
Share in other income and expenses recognized in investments in joint ventures and associates	(311)	€ (226)	(221)
Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Financial assets available-for-sale			1,154
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	€ 646
Financial assets available-for-sale			€ 914